Summary of Results Of Operations Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 7,493	$ 51,022	$ 62,873
Net loss	(2,489)	(10,964)	(15,902)
Gain on sale of discontinued operations	52,792	1,226	3,411
Gain (loss) from discontinued operations, net of tax	$ 50,303	$ (9,738)	$ (12,491)